Share-based payments (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Changes in Stock Options and Restricted Stock Units

Set out below is an overview of changes in the Stock Options and Restricted Stock Units (“RSUs”) during the six months ended June 30, 2024.

	Stock Options		RSUs
	Outstanding options	Weighted average exercise price	Outstanding RSUs
		$
Outstanding January 1, 2024	3,830,652	9.46	1,033,814
Granted	785,000	21.68	531,129
Exercised (Vested and Settled)	(234,694)	2.29	(157,989)
Forfeited	(159,687)	15.80	(127,543)
Outstanding June 30, 2024	4,221,271	13.29	1,279,411

Summary of Fair Value Per Option at Each Grant/Measurements Date Using the Black-Scholes Formula

The inputs and outputs used in the measurement of the fair value per option at each grant/ measurement date using the Black-Scholes formula (including the related number of options and the fair value of the options) were as follows:

	April 15, 2024	April 11, 2024	April 11, 2024
Number of options	230,000	485,000	70,000
Fair value of the options	$16.37	$18.12	$18.05
Fair value of the ordinary shares	$20.15	$22.31	$22.31
Exercise price	$20.15	$22.31	$22.31
Expected volatility (%)	100%	100%	105%
Expected life (years)	6.1	6.1	5.5
Risk-free interest rate (%)	4.7%	4.7%	4.7%
Expected dividend yield	—	—	—